Version 1 - Prospectus Sticker for Shareholders investing directly with T. Rowe Price

T. Rowe Price Funds

Supplement to prospectus.

The Boards of Directors of the T. Rowe Price Funds listed in the table below have authorized the following actions: (1) the imposition of a 2% redemption fee on shares of all T. Rowe Price international funds that currently do not impose a redemption fee; (2) a reduction in the redemption holding period for shares of T. Rowe Price index funds to 90 days from 180 days; (3) an increase in the International Equity Index Fund`s redemption fee to 2% from 1%; and (4) the imposition of a 1% redemption fee and a one-year holding period on shares of T. Rowe Price Small-Cap Value Fund—Advisor Class and T. Rowe Price High Yield Fund—Advisor Class. The Boards are taking these actions to deter short-term trading.

Set forth below are the T. Rowe Price funds affected by these actions. All redemption fees collected will be paid to the funds and will reduce proceeds that shareholders receive from the sale or exchange of shares subject to the redemption fees.

T. Rowe Price Funds
Fund	Redemption fee	Holding period
Emerging Europe & Mediterranean1	2%	1 year
Emerging Markets Bond	2%	1 year
Emerging Markets Stock1	2%	1 year
Equity Index 5002	0.5%	90 days
European Stock	2%	90 days
Extended Equity Market Index2	0.5%	90 days
Global Stock	2%	90 days
High Yield-Advisor Class	1%	1 year
Institutional Emerging Markets Equity	2%	1 year
Institutional Foreign Equity	2%	90 days
International Bond	2%	90 days
International Bond-Advisor Class	2%	90 days
International Discovery1	2%	1 year
International Equity Index3	2%	90 days
International Growth & Income	2%	90 days
International Growth & Income-Advisor Class	2%	90 days
International Stock	2%	90 days
International Stock-Advisor Class	2%	90 days
Japan	2%	90 days
Latin America1	2%	1 year
New Asia	2%	1 year
Small-Cap Value-Advisor Class	1%	1 year
Spectrum International	2%	90 days
Total Equity Market Index2	0.5%	90 days
U.S. Bond Index2	0.5%	90 days

1 Redemption fee currently in place.

2 Holding period reduced to 90 days from 180 days.

3 Fee increased to 2% from 1%; holding period reduced to 90 days from 180 days.

Schedule

The new redemption fees and holding periods will be implemented in accordance with the following schedule. Shares that you currently hold or purchase prior to implementation of these new redemption fees and holding periods are not subject to the new fees; however, these shares are subject to preexisting terms for holding periods and early redemption as outlined in each fund`s prospectus.

Beginning June 1, 2004, shares purchased directly from T. Rowe Price and T. Rowe Price Brokerage Advantage will be subject to the new redemption fees.

Beginning June 1, 2004, new redemption fees will be imposed on shares purchased through financial intermediaries (e.g., banks, brokerages, clearing houses, etc.) and redeemed before the end of the required holding period. Intermediaries who wish to implement redemption fees earlier should contact T. Rowe Price. Intermediaries who cannot implement the new redemption fees by June 1, 2004, because of systems limitations and can provide verification to that effect to the satisfaction of T. Rowe Price may be permitted to delay, temporarily, the implementation of redemption fees. All intermediaries are expected to be able to implement the redemption fees by December 31, 2004. Any person using an intermediary to purchase shares should check with the respective intermediary to determine whether or not purchases will be subject to the new redemption fees.

Exceptions

Shares purchased through reinvested distributions (dividends and capital gains), shares held in participant-directed retirement plans or accounts, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or shares redeemed through designated systematic withdrawal plans continue to be exempted from redemption fees. The fees apply to all other types of accounts including IRAs. The fees also may apply to shares in retirement plans held in broker omnibus accounts. In addition, shares redeemed through automatic and/or non-discretionary rebalancing programs may not be subject to redemption fees, subject to the prior written approval by designated persons at T. Rowe Price and provided that they reasonably can be assured that these transactions will not result in short-term market timing or excessive trading in the mutual funds listed above. Finally, some transactions are not motivated by short-term market timing or do not qualify as "excessive" trading and, therefore, may be exempt from redemption fees, subject to prior written approval by designated persons at T. Rowe Price as described earlier.

Application of Redemption Fees

The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold before the end of the required holding period.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on February 1 will be subject to a redemption fee if they are redeemed on or prior to the following January 31. If shares are redeemed on or after February 1 of the following year, they will not be subject to a redemption fee.

The date of the supplement above is May 3, 2004.

G00-041 5/3/04

Version 2 - Prospectus Sticker for Shareholders investing through intermediaries

T. Rowe Price Funds

Supplement to prospectus.

The Boards of Directors of the T. Rowe Price Funds listed in the table below have authorized the following actions: (1) the imposition of a 2% redemption fee on shares of all T. Rowe Price international funds that currently do not impose a redemption fee; (2) a reduction in the redemption holding period for shares of T. Rowe Price index funds to 90 days from 180 days; (3) an increase in the International Equity Index Fund`s redemption fee to 2% from 1%; and (4) the imposition of a 1% redemption fee and a one-year holding period on shares of T. Rowe Price Small-Cap Value Fund—Advisor Class and T. Rowe Price High Yield Fund—Advisor Class. The Boards are taking these actions to deter short-term trading.

Set forth below are the T. Rowe Price funds affected by these actions. All redemption fees collected will be paid to the funds and will reduce proceeds that shareholders receive from the sale or exchange of shares subject to the redemption fees.

T. Rowe Price Funds
Fund	CUSIP No.	Redemption fee	Holding period
Emerging Europe & Mediterranean1	77956H 81 5	2%	1 year
Emerging Markets Bond	77956H 87 2	2%	1 year
Emerging Markets Stock1	77956H 86 4	2%	1 year
Equity Index 5002	779552 10 8	0.5%	90 days
European Stock	77956H 40 1	2%	90 days
Extended Equity Market Index2	779552 20 7	0.5%	90 days
Global Stock	77956H 85 6	2%	90 days
High Yield-Advisor Class	741481 20 4	1%	1 year
Institutional Emerging Markets Equity	74144Q 20 3	2%	1 year
Institutional Foreign Equity	74144Q 10 4	2%	90 days
International Bond	77956H 10 4	2%	90 days
International Bond-Advisor Class	77956H 83 1	2%	90 days
International Discovery1	77956H 30 2	2%	1 year
International Equity Index3	77958A 10 7	2%	90 days
International Growth & Income	77956H 84 9	2%	90 days
International Growth & Income-Advisor Class	77956H 77 3	2%	90 days
International Stock	77956H 20 3	2%	90 days
International Stock-Advisor Class	77956H 82 3	2%	90 days
Japan	77956H 70 8	2%	90 days
Latin America1	77956H 88 0	2%	1 year
New Asia	77956H 50 0	2%	1 year
Small-Cap Value-Advisor Class	77957Q 20 2	1%	1 year
Spectrum International	779906 30 4	2%	90 days
Total Equity Market Index2	779552 30 6	0.5%	90 days
U.S. Bond Index2	741495 10 5	0.5%	90 days

1 Redemption fee currently in place.

2 Holding period reduced to 90 days from 180 days.

3 Fee increased to 2% from 1%; holding period reduced to 90 days from 180 days.

The date of the supplement above is May 3, 2004.

G00-041 5/3/04

Schedule

The new redemption fees and holding periods will be implemented in accordance with the following schedule. Shares that you currently hold or purchase prior to implementation of these new redemption fees and holding periods are not subject to the new fees; however, these shares are subject to preexisting terms for holding periods and early redemption as outlined in each fund`s prospectus.

Beginning June 1, 2004, shares purchased directly from T. Rowe Price and T. Rowe Price Brokerage Advantage will be subject to the new redemption fees.

Beginning June 1, 2004, new redemption fees will be imposed on shares purchased through financial intermediaries (e.g., banks, brokerages, clearing houses, etc.) and redeemed before the end of the required holding period. Intermediaries who wish to implement redemption fees earlier should contact T. Rowe Price. Intermediaries who cannot implement the new redemption fees by June 1, 2004, because of systems limitations and can provide verification to that effect to the satisfaction of T. Rowe Price may be permitted to delay, temporarily, the implementation of redemption fees. All intermediaries are expected to be able to implement the redemption fees by December 31, 2004. Any person using an intermediary to purchase shares should check with the respective intermediary to determine whether or not purchases will be subject to the new redemption fees.

Exceptions

Shares purchased through reinvested distributions (dividends and capital gains), shares held in participant-directed retirement plans or accounts, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or shares redeemed through designated systematic withdrawal plans continue to be exempted from redemption fees. The fees apply to all other types of accounts including IRAs. The fees also may apply to shares in retirement plans held in broker omnibus accounts. In addition, shares redeemed through automatic and/or non-discretionary rebalancing programs may not be subject to redemption fees, subject to the prior written approval by designated persons at T. Rowe Price and provided that they reasonably can be assured that these transactions will not result in short-term market timing or excessive trading in the mutual funds listed above. Finally, some transactions are not motivated by short-term market timing or do not qualify as "excessive" trading and, therefore, may be exempt from redemption fees, subject to prior written approval by designated persons at T. Rowe Price as described earlier.

Application of Redemption Fees

The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold before the end of the required holding period.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on February 1 will be subject to a redemption fee if they are redeemed on or prior to the following January 31. If shares are redeemed on or after February 1 of the following year, they will not be subject to a redemption fee.